Acquisitions, Divestitures, Assets and Liabilities Held for Sale, Licensing Arrangements, Research and Development and Collaborative Arrangements, Equity-Method Investments and Privately Held Investment - AstraZeneca (Details) - USD ($)
		1 Months Ended	3 Months Ended		12 Months Ended
	Dec. 22, 2016	Jan. 31, 2019	Apr. 01, 2018	Jul. 02, 2017	Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Business Acquisition [Line Items]
Goodwill					$ 53,411,000,000	[1]	$ 55,952,000,000	[1]	$ 54,449,000,000
AstraZeneca [Member]
Business Acquisition [Line Items]
Payments to acquire businesses, cash portion	$ 555,000,000						$ 605,000,000
Milestone payment			$ 125,000,000	$ 50,000,000
Potential milestone payments					75,000,000
Maximum amount of sales-related payments					600,000,000
Consideration transferred	1,040,000,000
Fair value of contingent consideration	485,000,000
Intangible assets	894,000,000
Other current assets	92,000,000
Goodwill	73,000,000
Net deferred tax liabilities	19,000,000
Minimum [Member] | AstraZeneca [Member]
Business Acquisition [Line Items]
Royalty payments					327,000,000
Maximum [Member] | AstraZeneca [Member]
Business Acquisition [Line Items]
Royalty payments					$ 553,000,000
Developed Technology Rights [Member] | AstraZeneca [Member]
Business Acquisition [Line Items]
Intangible assets	728,000,000
In Process Research and Development [Member] | AstraZeneca [Member]
Business Acquisition [Line Items]
Intangible assets	$ 166,000,000
Subsequent Event [Member] | AstraZeneca [Member]
Business Acquisition [Line Items]
Deferred payment		$ 175,000,000

[1]	Amounts may not add due to rounding.